January 29, 2021

SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Re:	Metaurus Equity Component Trust - Registration Statement on Form S-1

Filed Pursuant to Rule 415(a)(6) under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of Metaurus Equity Component Trust (the “Trust”), I transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 relating to the shares (the “Shares”) issued by U.S. Equity Cumulative Dividends Fund – Series 2027 and U.S. Equity Ex-Dividend Fund – Series 2027), each a series of the Trust. This updates the Registration Statement 333-221591 (“Current Registration Statement”), which became effective on January 31, 2018.

This Registration Statement is being filed with the Commission prior to the third year anniversary of the effective date of the Current Registration Statement pursuant to the provisions of Rule 415(a)(6) of the Securities Act. The Shares are registered in the manner described in paragraph (a)(1)(ix) of Rule 415. As a result, in accordance with the provisions of Rule 415(a)(5)(ii), the Shares will continue to be offered and sold pursuant to the Current Registration Statement until the earlier of the effective date of the Registration Statement being filed herewith and accompanying this letter and 180 days from January 31, 2021.

I confirm to you that as of the date of this letter, the Trust is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act. In addition, I confirm to you that as of the date of this letter, none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

Should you have any questions or comments concerning the submission, please contact me at 914-500-8613 or aburstein@metaurus.com.

Very truly yours,

/s/ Ari Burstein, Esq.
Ari Burstein, Esq.
Partner, General Counsel and Chief Compliance Officer
Metaurus Advisors LLC

Enclosure

cc:	Richard P. Sandulli, Co-Chief Executive Officer, Metaurus Advisors LLC

Jamie Greenwald, Co-Chief Executive Officer, Metaurus Advisors LLC

P. Georgia Bullitt, Esq.

Deborah Tuchman, Esq.

22 Hudson Place, 3rd Floor

Hoboken, NJ 07030

201.683.7979